Note 9 - Employee Benefits (Details Textual) - USD ($)	12 Months Ended			24 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023
Health Insurance Coverage Expense	$ 3,448,622	$ 3,021,642	$ 2,697,167
Defined Contribution Plan, Employer Discretionary Contribution Amount	61,736	62,517	65,416
Share-Based Payment Arrangement, Expense	611,480	$ 411,997	$ 335,519
Services and Performance Based Shares [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				1 year 4 months 24 days
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 515,000			$ 515,000
The 2017 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	356,000			356,000
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	1 year
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	28,560	27,364	30,055